TRADE AND ACCRUED PAYABLES	12 Months Ended
Dec. 31, 2020
TRADE AND ACCRUED PAYABLES [abstract]
Disclosure of trade and accrued payables	24. TRADE AND ACCRUED PAYABLES As at December 31, 2020 and 2019, substantially all the trade and accrued payables were aged within six months. The trade and accrued payables are non-interest-bearing.